Bank Loans - Schedule of Repayment for Bank Loans (Details)	Apr. 30, 2025 USD ($)
Schedule of Repayment For Bank Loans [Abstract]
2025	$ 84,896
2026
2027
2028
2029
Thereafter	916,923
Total	$ 1,001,819